10. Commitments and Contingencies (June 2019 Note) (Details - Leases) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 48,901
2020	100,088
2021	43,234
Total minimum lease payments	192,223
Less: effect of discounting	(13,405)
Present value of future minimum lease payments	178,818
Less: current obligations under leases	(69,808)
Long-term lease obligations	$ 109,010	$ 0